Other Income And Other Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other Income And Other Expense [Abstract]
Bankcard income	$ 22,388,000		$ 19,761,000		$ 20,161,000
Bank-owned life insurance	19,615,000		25,898,000		19,744,000
ATM interchange fees	13,690,000		14,169,000		11,335,000
Other service charges	12,182,000		10,368,000		11,619,000
Letter of credit fees	6,282,000		6,493,000		5,989,000
Electronic banking fees	6,225,000		7,111,000		6,020,000
Gains on extinguishment of debt	5,761,000		17,060,000		16,412,000
Remittance processing	931,000		2,008,000		11,765,000
Reinsurance fees	178,000		2,310,000		9,130,000
Deferred compensation	(517,000)	[1]	3,621,000	[1]	7,497,000	[1]
Other	31,103,000		24,580,000		29,590,000
Total	117,838,000		133,379,000		149,262,000
Losses from litigation and regulatory matters	41,279,000	[2]	2,398,000	[2]	3,466,000	[2]
Low income housing expense	20,356,000		22,229,000		22,000,000
Advertising and public relations	16,884,000		22,840,000		21,857,000
Other insurance and taxes	13,721,000		11,523,000		11,872,000
Travel and entertainment	8,324,000		9,800,000		8,992,000
Customer relations	4,908,000		6,994,000		7,777,000
Employee training and dues	4,770,000		4,634,000		5,048,000
Bank examinations costs	4,500,000		4,578,000		4,884,000
Supplies	3,800,000		4,519,000		4,483,000
Loan insurance expense	2,907,000	[3]	(686,000)	[3]	7,811,000	[3]
Federal service fees	1,435,000		2,610,000		5,078,000
Other	39,069,000	[4],[5],[6]	21,856,000	[4],[5],[6]	77,963,000	[4],[5],[6]
Total	161,953,000		113,295,000		181,231,000
Litigation settlement	36,700,000
Cancellation of contract, premiums returned			3,800,000
Net expense related to a litigation settlement	3,300,000		13,000,000		7,000,000
Increase in derivative liabilities	$ 9,400,000

[1]	Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.
[2]	2011 includes a $36.7 million litigation settlement. See Note 18 - Contingencies and Other Disclosures.
[3]	2010 includes cancellation of an HLTV insurance contract and return of $3.8 million of premiums.
[4]	Includes a portion of net charges for restructuring, repositioning, and efficiency initiatives. See Note 26.
[5]	Includes net expense reversals related to Visa litigation matters of $3.3 million, $13.0 million, and $7.0 million in 2011, 2010, and 2009, respectively.
[6]	2011 includes a $9.4 million increase in derivative liabilities associated with prior sales of Visa shares related to an expected decline in the conversion ratio for Visa class B shares.